Related Party Transactions and Balances	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Related Party Transactions and Balances

18 RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence with the Group. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group:

Name of related parties	Relationship with the Group
Tencent Group	Principal shareholder of the Group
Jiangxi Chenqianqihou	Subsidiary of one equity method investee
Ruisha Technology	Equity method investee

The Group had the following transactions with the major related parties:

	For the year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Revenues:
Technology services to Tencent	185	244	97
Total	185	244	97
Cost of revenue:
Cloud technology services from Tencent Group	17,111	13,963	14,675
Payment processing fees to Tencent Group	1,044	410	242
Total	18,155	14,373	14,917
Interest income:
Interest income from Jiangxi Chengqianqihou	—	404	551
Total	—	404	551

The Group had the following balances with the major related parties:

	As of March 31,
	2025	2026
	RMB	RMB
Due from Jiangxi Chengqianqihou	14,630	14,846
Due from Ruisha	—	70
Due from Tencent Group	501	—
Total	15,131	14,916
Due to Tencent Group	(3,477)	(5,407)

All balances with the Tencent as of March 31, 2025 and 2026 were unsecured, interest free and had no fixed terms.

In April and October 2024, the Company granted two loans to Jiangxi Chengqianqihou, with amounts of RMB10,000 and RMB6,000, respectively. The maturity dates of the two loans are May 1, 2025 and October 29, 2025, respectively, with interest rate of 3.65% per annum. In May 2025, the Company renewed the loan of RMB10,000 to May 1, 2026 with other terms unchanged. In April 2026, the Company renewed the loan of RMB 10,000 to May 1, 2027 with other terms unchanged. The loans were secured by the founder of Jiangxi Chengqianqihou. As of March 31, 2025 and 2026, the balance from Jiangxi Chengqianqihou includes the loan of RMB16,000 and interest receivable of RMB429 and RMB645. For the years ended March 31, 2025 and 2026, the Group recorded RMB1,799 and nil expected credit loss expense in general and administrative expenses.